Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Equity compensation	$ 4,115	$ 2,140
Salaries, bonuses, benefits and directors' fees included in general and administrative expenses	5,189	5,149
Salaries, bonuses and benefits included in exploration expenditures	180	1,286
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	625	1,097
Salaries and benefits capitalized to Thacker Pass project prior to separation	234
Total remuneration	10,343	9,672
Total due to directors and executive team	$ 66	$ 3,363